PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5          -            PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2 0 1 7	2 0 1 6
Cost:
Electronic equipment	$29,793	$26,234
Office furniture and equipment	1,980	1,731
Leasehold improvements	10,947	7,274
	$42,720	$35,239

Accumulated depreciation:
Electronic equipment	22,740	19,925
Office furniture and equipment	1,428	1,363
Leasehold improvements	4,661	3,934
	28,829	25,222
Net book value	$13,891	$10,017

Depreciation expenses amounted to $3,618, $4,049 and $4,597 for the years ended December 31, 2017, 2016 and 2015, respectively.